UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ];     Amendment Number: ___
This Amendment (Check only one): [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Cutler
Title:    Head of Legal and Compliance
Phone:    +44 207 929 2771

Signature, Place, and Date of Signing:



/s/ John Cutler     London, England       08 May 2013
---------------     ------------------    -------------
Signature           City, State           Date


Report Type:

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     nil

Form 13F Information Table Entry Total:                 16

Form 13F Information Table Value Total:           $ 61,080
                                                  (thousands)



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
                                                                 TOTAL NUMBER
                                                         VALUE   OF SHARES     SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      X$1000  HELD          PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRMEDIA GROUP INC            SPONSORED ADR   009411109     221       123,200  SH         SOLE                  123,200
CHECK POINT SOFTWARE TECH LT  ORD             M22465104     141         3,000  SH         SOLE                    3,000
DOW CHEM CO                   COM             260543103     159         5,000  SH         SOLE                    5,000
HALLIBURTON CO                COM             406216101   6,700       165,800  SH         SOLE                  165,800
ISHARES TR FTSE CHINA25 IDX   ETF             464287184   2,471        66,970  SH         SOLE                   66,970
ISHARES TR MSCI EMERG MKT     ETF             464287234   2,126        49,700  SH         SOLE                   49,700
MICROSOFT CORP                COM             594918104     277         9,700  SH         SOLE                    9,700
MINDRAY MEDICAL INTL LTD      SPONSORED ADR   602675100      84         2,100  SH         SOLE                    2,100
MOBILE TELESYSTEMS OJSC       SPONSORED ADR   607409109     145         7,000  SH         SOLE                    7,000
NATIONAL OILWELL VARCO INC    COM             637071101   4,422        62,500  SH         SOLE                   62,500
NEW ORIENTAL ED & TECH GRP I  SPONSORED ADR   647581107  30,577     1,698,700  SH         SOLE                1,698,700
NEWMONT MINING CORP           COM             651639106     268         6,400  SH         SOLE                    6,400
QIHOO 360 TECHNOLOGY CO LTD   ADS             74734M109   1,239        41,800  SH         SOLE                   41,800
SINA CORP                     ORD             G81477104     578        11,900  SH         SOLE                   11,900
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100     639        37,200  SH         SOLE                   37,200
YANDEX N V                    SHS CLASS A     N97284108  11,033       476,800  SH         SOLE                  476,800

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